Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description	Amendment No. 2
Document Period End Date	Mar 27, 2013
Entity Registrant Name	22ND CENTURY GROUP, INC.
Entity Central Index Key	0001347858
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 188	$ 252,249
Due from related party	36,969	15,491
Due from officers	3,578	7,714
Inventory	1,230,526	678,123
Prepaid expenses	10,044	17,675
Total current assets	1,281,305	971,252
Other assets:
Patent and trademark costs, net	1,353,304	1,387,104
Office furniture and fixtures, net	6,030	7,862
Deferred debt issuance costs, net	4,232	22,405
Total other assets	1,363,566	1,417,371
Total assets	2,644,871	2,388,623
Current liabilities:
Demand bank loans	174,925	174,925
Accounts payable	1,410,650	1,064,892
Accrued interest payable to related parties	3,567	6,037
Accrued expenses	503,002	561,043
Notes payable	617,000	425,000
Convertible notes, net of unamortized discount	1,893,804	641,886
Total current liabilities	4,602,948	2,873,783
Long term portion of notes payable		177,000
Warrant liability	4,173,140	550,000
Total liabilities	8,776,088	3,600,783
Commitments and contingencies (Note 11)
Shareholders' deficit
Preferred shares 10,000,000 authorized: $.00001 par value: 0 shares issued and outstanding
Common shares 300,000,000 authorized: .00001 par value: 34,286,979 (27,209,646 at December 31, 2011) issued and outstanding	344	273
Capital in excess of par value	7,645,017	5,822,882
Accumulated deficit	(13,776,578)	(7,041,297)
Non-controlling interest - consolidated subsidiary		5,982
Total shareholders' deficit	(6,131,217)	(1,212,160)
Total liabilities and shareholders' deficit	$ 2,644,871	$ 2,388,623

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	300,000,000	300,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares issued	34,286,979	27,209,646
Common stock, shares outstanding	34,286,979	27,209,646

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenue	$ 18,775	$ 788,601
Other income - therapeutic grant		223,540
Total revenue	18,775	1,012,141
Operating expenses:
Costs of goods sold	67,967	418,171
Research and development	729,225	2,097,980
General and administrative	2,205,450	1,785,543
Sales and marketing costs	61,876	286,033
Amortization and depreciation	198,406	179,953
Total operating expenses	3,262,924	4,767,680
Operating loss	(3,244,149)	(3,755,539)
Other income (expense):
Warrant liability change - net	(1,998,043)	2,511,750
Interest expense and amortization of debt discount and expense:
Related parties	(272,758)	(45,932)
Other	(1,221,787)	(58,066)
Total other income (expense)	(3,492,588)	2,407,752
Net loss	(6,736,737)	(1,347,787)
Net loss (income) attributable to non-controlling interest	1,456	(6,116)
Net loss attributed to common shareholders	$ (6,735,281)	$ (1,353,903)
Loss per common share - basic and diluted	$ (0.22)	$ (0.05)
Common shares used in basic earnings per share calculation	30,419,556	26,391,204

CONSOLIDATED STATEMENT OF SHAREHOLDERS' DEFICIT (USD $)	Total	Common Share [Member]	Contributed Capital [Member]	Accumulated Deficit [Member]	Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2010	$ (2,088,672)		$ 3,598,856	$ (5,687,394)	$ (134)
Beginning balance,shares at Dec. 31, 2010		16,000,000
Distribution of 5,000,000 warrants for common stock, exercise price of $3.00 per share	(1,550,000)		(1,550,000)
Stock based compensation under Equity Incentive Plan	376,437	5	376,432
Stock based compensation under Equity Incentive Plan, shares		450,000
Common stock issued in private placement	2,335,103		2,335,103
Common stock issued in private placement, shares		5,434,446
Merger of 22nd Century Limited and 22nd Century Group		268	(268)
Merger of 22nd Century Limited and 22nd Century Group, shares		5,325,200
Beneficial conversion feature of convertible debt	1,062,759		1,062,759
Net income (loss)	(1,347,787)			(1,353,903)	6,116
Ending balance at Dec. 31, 2011	(1,212,160)	273	5,822,882	(7,041,297)	5,982
Ending balance, shares at Dec. 31, 2011		27,209,646
Stock based compensation under Equity Incentive Plan	722,209	7	722,202
Stock based compensation under Equity Incentive Plan, shares		700,000
Options granted as payment for equity securities	10,000		10,000
Common stock issued as payment of services and accounts payable	517,753	13	517,740
Common stock issued as payment of services and accounts payable, shares		1,267,500
Common stock issued upon exercise of Convertible Notes		2	(2)
Common stock issued upon exercise of Convertible Notes, shares		161,000
Common stock issued in private placement	(4,526)	17	(17)		(4,526)
Common stock issued in private placement, shares		1,710,833
Beneficial conversion feature of convertible debt	116,600		116,600
Common stock issued in private placement	455,644	32	455,612
Common stock issued in private placement, shares		3,238,000
Net income (loss)	(6,736,737)			(6,735,281)
Ending balance at Dec. 31, 2012	$ (6,131,217)	$ 344	$ 7,645,017	$ (13,776,578)
Ending balance, shares at Dec. 31, 2012		34,286,979

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
CONSOLIDATED STATEMENT OF SHAREHOLDERS' DEFICIT [Abstract]
Distribution of warrants for common stock, warrants	5,000,000
Distribution of warrants for common stock, exercise price	$ 3

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (6,736,737)	$ (1,347,787)
Adjustments to reconcile net loss to cash used by operating activities:
Amortization and depreciation	198,406	179,953
Amortization of debt issuance costs	18,173	1,095
Amortization of debt discount	1,372,018	34,087
Interest due to debt conversion	31,350
Loss (gain) warrant liability - derivative	1,998,043	(2,511,750)
Equity based employee compensation expense	807,675	376,437
Convertible note issued for outside services		60,000
Equity based payments for outside services	416,496
Stock issued for directors fees	30,000
(Increase) decrease in assets:
Grant receivable		223,540
Inventory	(552,403)	(369,461)
Prepaid expenses	7,630	194,040
Deposits		1,535
Increase (decrease) in liabilities:
Accounts payable	705,415	(222,660)
Accrued interest payable to shareholders	(2,470)	(162,774)
Accrued expenses	(58,041)	317,855
Deferred revenue		(223,540)
Net cash used by operating activities	(1,764,445)	(3,449,430)
Cash flows from investing activities:
Acquisition of patents and trademarks	(162,774)	(598,191)
Acquisition of office furniture and fixtures		(9,106)
Net cash used by investing activities	(162,774)	(607,297)
Cash flows from financing activities:
Proceeds from issuance of notes	56,000	215,000
Payments on borrowings - notes payable	(41,000)	(443,276)
Proceeds from issuance of convertible notes	210,000	1,300,000
Payment of debt issuance costs		(23,500)
Net payments to related party	(21,478)	(22,433)
Net advances from (payments to) officers	4,136	(10,914)
Net cash provided by financing activities	1,675,158	4,308,666
Net (decrease) increase in cash	(252,061)	251,939
Cash - beginning of period	252,249	310
Cash - end of period	188	252,249
Cash paid during the period for interest	15,317	196,539
Cash paid during the period for income taxes
Reduction of accounts payable not related to operating activities:
Common stock issued as payment of accounts payable	359,754
Payment of accounts payable for patent costs		500,000
Payment of accounts payable for deferred private placement costs		526,127
Accounts payable converted to promissory notes		587,000
Total supplemental accounts payable	359,754	1,613,127
Non controlling interest acquired for common stock	4,526
Deferred private placement costs charged to contributed capital		587,133
Notes payable converted to common shares	120,750
Conversion of shareholder note and accrued interest to common shares and warrants		614,070
Original issue discount on convertible debt	12,600	251,250
Conversion of notes payable to convertible notes		315,000
Beneficial conversion value upon issuance of convertible debt recorded as debt discount and an increase in capital in excess of par value	116,600	1,062,759
Issuance of warrants as derivative liability instruments upon conversion of note payable	152,100
Issuance of warrants as derivative liability instruments and reduction of capital	1,380,247	3,061,750
Derivative warrant liability recorded as original issuance discount to debt	92,750
January 25, 2011[Member]
Cash flows from financing activities:
Net proceeds from private placement		3,293,789
May and November 2012 [Member]
Cash flows from financing activities:
Net proceeds from private placement	$ 1,467,500

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1. - NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Introduction - These consolidated financial statements of 22nd Century Group, Inc. ("22nd Century Group") and its direct and indirect subsidiaries (collectively with 22nd Century Group, the "Company") incorporate and reflect the reverse acquisition of 22nd Century Limited, LLC ("22nd Century Ltd") by 22nd Century Group as described below.

On January 25, 2011, 22nd Century Ltd completed a reverse merger transaction (the "Merger") with 22nd Century Group (formerly Touchstone Mining Limited). As a result, 22nd Century Ltd became a wholly owned subsidiary of 22nd Century Group which continues to operate the business of 22nd Century Ltd. In connection with the Merger, 22nd Century Group issued 21,434,446 shares of its common stock to the holders of limited liability company membership interests of 22nd Century Ltd, whose share amount represented 80.1% of the outstanding shares immediately following the Merger. All references contained herein to shareholders or common shares include the historical members and limited liability company membership interests of 22nd Century Ltd because, in the Merger, limited liability company membership interests were exchanged for common shares on a one-for-one basis and from an accounting standpoint they are equivalent.

The Merger is being accounted for as a reverse acquisition and a recapitalization; 22nd Century Ltd is the acquirer for accounting purposes. Consequently, the assets and liabilities and the historical operations that are reflected in the financial statements set forth herein for periods prior to the Merger are those of 22nd Century Ltd and are recorded at the historical cost basis of 22nd Century Ltd. The consolidated financial statements set forth herein for periods beginning on and following completion of the Merger include the assets and liabilities of 22nd Century Ltd, historical operations of 22nd Century Ltd, and operations of 22nd Century Group from the closing date of the Merger.

Upon the closing of the Merger, 22nd Century Group transferred all of its operating assets and liabilities to Touchstone Split Corp. and split-off Touchstone Split Corp. through the sale of all of the outstanding capital stock of Touchstone Split Corp. (the "Split-Off"). After the completion of the Merger and Split Off, 22nd Century Group's consolidated financial statements include only the assets and liabilities of 22nd Century Ltd.

Immediately prior to the Merger on January 25, 2011, 22nd Century Ltd completed a private placement offering (the "Private Placement") of 5,434,446 securities (the "PPO Securities") at the purchase price of $1.00 per Unit, each such Unit consisting of one (1) limited liability company membership interest of 22nd Century Ltd and a five-year warrant to purchase one-half of one (1/2) limited liability company membership interest of 22nd Century Ltd with an original exercise price of $1.50 per full membership interest (subject to adjustment). In connection with the Private Placement, 22nd Century Ltd approved a pro rata distribution of 5,000,000 five-year warrants to purchase one limited liability company membership interest at an original exercise price of $3.00 (subject to adjustment). These warrants were valued at $1,550,000 and classified as liabilities resulting in a decrease to contributed capital. Private Placement proceeds included $614,070 from the conversion of 22nd Century Ltd indebtedness into PPO Securities and $395,376 from the conversion of placement agent fees into PPO Securities, resulting in gross cash proceeds of $4,425,000. Private Placement expenses incurred included cash expenses of approximately $1,025,000 and non-cash expenses consisting of the placement agent fees of $395,376 which were converted into PPO Securities and $390,000 for the estimated fair value of 934,755 placement agent and advisor warrants issued to the placement agent. An additional $167,820 of cost was incurred in the second and third quarters of 2011 in connection with the registration process for the common stock issued in the Private Placement. 22nd Century Ltd/Group received net cash proceeds of approximately $3.2 million from the Private Placement and a reduction of debt and accrued interest obligations to shareholders that were on the balance sheet at December 31, 2010 of approximately $614,000, which was exchanged for equity interests in the offering. A portion of the proceeds, amounting to $1,511,750, was allocated to the warrants issued and classified as derivative liabilities.

Nature of Business - 22nd Century Ltd, 22nd Century Group's wholly-owned subsidiary, is a plant biotechnology company specializing in technology that allows for the level of nicotine and other nicotinic alkaloids (e.g., nornicotine, anatabine and anabasine) in tobacco plants to be decreased or increased through genetic engineering and plant breeding. The Company owns or exclusively controls 107 issued patents in 78 countries plus an additional 39 pending patent applications. Hercules Pharmaceuticals, LLC ("Hercules Pharmaceuticals") and Goodrich Tobacco Company, LLC ("Goodrich Tobacco") are subsidiaries of 22nd Century Ltd and are business units for the Company's (i) smoking cessation product and (ii) premium cigarettes and potential modified risk tobacco products, respectively.

Principles of Consolidation - The accompanying consolidated financial statements include the accounts of 22nd Century Group, its wholly owned subsidiary, 22nd Century Ltd, and 22nd Century Ltd's wholly owned subsidiaries, Hercules Pharmaceuticals and Goodrich Tobacco. In May 2012, 22nd Century Ltd acquired from an employee the non-controlling membership units of Goodrich Tobacco that it did not own so that Goodrich Tobacco became a wholly owned subsidiary. All intercompany accounts and transactions have been eliminated.

Reclassifications - Certain items in the 2011 financial statements have been reclassified to conform to the 2012 classification.

Preferred stock authorized - the authorization is for "blank check" preferred stock, which could be issued with voting, liquidation, dividend and other rights superior to our common stock. Subsequent to year end, the Company designated the rights of and issued 2,500 shares of Series A-1 Preferred Stock.

Inventory - Inventories are valued at the lower of cost or market. Cost is determined on the first-in, first-out (FIFO) method. Inventories are evaluated to determine whether any amounts are not recoverable based on slow moving or obsolete condition and are written off or reserved as appropriate. As of December 31, 2012 and 2011, the Company's inventory consisted of raw materials, mainly cigarette tobacco.

Intangible Assets - Intangible assets are recorded at cost and consist primarily of expenditures incurred with third parties related to the processing of patent claims and trademarks with government authorities. The Company also capitalized costs as a result of one of its exclusively licensed patent applications being subject to an interference proceeding invoked by the U.S. Patent and Trademark Office, which favorably resulted in the Company obtaining rights to a third party's issued patent. These capitalized costs are amortized using the straight-line method over the remaining statutory life of the Company's primary patent family, which expires in 2019 (the assets' estimated lives). Periodic maintenance or renewal fees, which are generally due on an annual basis, are expensed as incurred. Annual minimum license fees are charged to expense in the year the licenses are effective. Total patent and trademark costs capitalized and accumulated amortization amounted to $2,226,586 and $873,282, respectively, as of December 31, 2012 ($2,063,812 and $676,708, respectively, as of December 31, 2011). The estimated annual amortization expense for each of the next five years is approximately $208,000.

Impairment of Long-Lived Assets - The Company reviews the carrying value of its amortizing long-lived assets whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be recoverable. The Company assesses recoverability of the asset by estimating the future undiscounted net cash flows expected to result from the asset, including eventual disposition. If the estimated future undiscounted net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and its fair value. There was no impairment loss recorded during the year ended December 31, 2012 or 2011.

Deferred Debt Issuance Costs - The Company incurred costs related to a private placement of convertible notes that closed on December 14, 2011 ("Convertible Notes"). These costs were recorded in the balance sheet as a deferred charge and are being amortized over the term (including extension) of the Convertible Notes. The unamortized balance at December 31, 2012 is $4,232 ($22,405 as of December 31, 2011) is expected to be fully amortized during 2013. Amortization expense for the year ended December 31, 2012 and 2011 amounted to $18,173 and $1,095, respectively.

Income Taxes - Prior to the Merger, the Company was treated as a partnership for federal and state income tax purposes. As a result, there was no entity level income tax for periods prior to the Merger because all taxable income tax deductions and tax credits were passed through to the members of the Company. Following the Merger on January 25, 2011, the Company is treated as a corporation, subject to federal and state income taxes. Accordingly, as of the Merger date the Company is required to recognize deferred tax assets and liabilities for any basis differences in its assets and liabilities between tax and GAAP reporting, and for operating loss and credit carry-forwards. The net deferred tax asset resulting from the change in tax status was approximately $300,000.

In light of the Company's history of cumulative losses management has determined that is it more likely than not that its net deferred tax asset will not be realized. Accordingly the Company established a valuation allowance to fully offset its net deferred tax asset as of December 31, 2012 and, 2011.

Stock Based Compensation - The Company uses a fair-value based method to determine compensation for all arrangements under which Company employees and others receive shares, options or warrants to purchase common shares of 22nd Century Group. Stock based compensation expense is recorded over the requisite service period based on estimates of probability and time of achieving milestones and vesting. For accounting purposes, the shares will be considered issued and outstanding upon vesting.

Debt Discounts - Original issue discount ("OID") is recorded equal to the difference between the cash proceeds, after allocation to warrants issued or issuable upon payment of the debt, and the face value of the debt when issued and amortized as interest expense during the term of the debt.

When the convertible feature of the conventional convertible debt is issued, the embedded conversion feature is evaluated to determine if bifurcation and derivative treatment is required and whether there is a beneficial conversion feature. When the convertible debt provides for an effective rate of conversion that is below market value, this feature is characterized as a beneficial conversion feature ("BCF"). Prior to the determination of the BCF, the proceeds from the debt instrument were first allocated between the convertible debt and any embedded or detachable free standing instruments that are included, such as common stock warrants. The proceeds allocated to any warrants are recorded as a debt discount.

For the convertible notes, bifurcation of the embedded conversion feature was not required and the Company recorded the OID and the BCF related to these convertible notes as a debt discount and recorded the convertible notes net of the discount related to both the OID and the BCF. The debt discount is amortized to interest expense over the life of the debt. In the case of any conversion prior to the maturity date there will be an unamortized amount of debt discount that relates to such conversion. The pro rata amount of unamortized discount at the time of such conversion is charged to interest expense as accelerated amortization of the discount. The fair value of warrants issued at the time of conversion is recorded as a reduction of the amount applied to the common stock issued in the conversion and to the extent that the fair value of warrants exceeds the carrying value of the debt a charge to interest expense results for such excess amount.

Other income - therapeutic grant - In 2010,22nd Century Ltd received approval of a government grant as partial support for its clinical trial for the U.S. Food and Drug Administration ("FDA"). All costs associated with this grant were charged to research and development expense and the entire grant income of $223,540 was fully recognized in 2011 and included in other income on the statement of operations.

Revenue Recognition - The Company recognizes revenue at the point the product is shipped to a customer and title has transferred. Revenue from the sale of the Company's products is recognized net of cash discounts, sales returns and allowances. Cigarette federal excise taxes are included in net sales and accounts receivable billed to customers, except on sales of SPECTRUM research cigarettes and exported cigarettes in which such taxes do not apply.

The Company was chosen to be a subcontractor for a 5-year government contract between RTI International ("RTI") and the National Institute on Drug Abuse ("NIDA") to supply NIDA research cigarettes which includes four development stages. These government research cigarettes are distributed under the Company's mark SPECTRUM. The Company completed the four developmental stages and delivered approximately 9 million SPECTRUM research cigarettes during the year ended December 31, 2011 and recognized the related revenue of $772,990. The Company delivered an additional 2.7 million SPECTRUM research cigarettes in 2012 and recognized the related revenue of $15,683. Future revenue under this arrangement is expected to be related to the delivery of SPECTRUM and will be recognized at the point the product is shipped and title has transferred.

Derivatives - We do not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. We evaluate all of our financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair market value and then is revalued at each reporting date, with changes in fair value reported in the consolidated statement of operations. The methodology for valuing our outstanding warrants classified as derivative instruments utilizes a lattice model approach which includes probability weighted estimates of future events including volatility of our common stock. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within twelve months of the balance sheet date.

Research and Development - Research and development costs are expensed as incurred.

Loss Per Common Share - Basic loss per common share is computed using the weighted-average number of common shares outstanding. Diluted loss per share is computed assuming conversion of all potentially dilutive securities. Potential common shares outstanding are excluded from the computation if their effect is anti-dilutive.

Commitment and Contingency Accounting - The Company evaluates each commitment and/or contingency in accordance with the accounting standards, which state that if the item is more likely than not to become a direct liability, then the Company will record the liability in the financial statements. If not, the Company will disclose any material commitments or contingencies that may arise.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments - Financial instruments include cash, receivables, accounts payable, accrued expenses, notes payable, convertible notes payable and warrant liability. Other than warrant liabilities and convertible notes payable, fair value is assumed to approximate carrying values for these financial instruments, since they are short term in nature, they are receivable or payable on demand, or had stated interest rates that approximate the interest rates available to the Company as of the reporting date. The convertible notes payable are recorded at their face amount, net of unamortized discounts for original issue discounts and beneficial conversion features. At December 31, 2011, the fair value was assumed to approximate the face value since the shares and warrants that the notes were convertible into had a value less than the face amount and the notes were short-term in nature and had rates that approximate the rates available to the Company. As of December 31, 2012, the fair value of the convertible notes with a face amount of approximately $1,750,000 had an estimated fair value of approximately $2.8 million based on the underlying value of the shares and warrants that the notes can be converted into. Since the underlying shares are trading in an active, observable market, the fair value measurement qualifies as a Level 1 input and the warrants are measured with Level 3 inputs. The determination of the fair value of the warrant liabilities is disclosed in Note 10.

LIQUIDITY AND MANAGEMENT'S PLANS	12 Months Ended
Dec. 31, 2012
LIQUIDITY AND MANAGEMENTS PLANS [Abstract]
LIQUIDITY AND MANAGEMENT'S PLANS

NOTE 2. - LIQUIDITY AND MANAGEMENT'S PLANS

Since 2006, 22nd Century Ltd has incurred substantial operating losses as it transitioned from being solely a licensor of its proprietary technology and tobaccos to commercializing its own tobacco products. At December 31, 2012, the Company had current assets of $1,281,305 and current liabilities of $4,602,948. Cash on hand at December 31, 2012 of $188 is insufficient to sustain operations and pay outstanding current liabilities as they become due. The Company has suspended clinical trials for X-22 in order to reduce expenditures and is seeking licensing agreements for its products with both domestic and international businesses. The Company's Board of Directors authorized management to seek additional financing involving equity securities which will be dilutive to 22nd Century Group's existing shareholders' respective ownership percentages.

Goodrich Tobacco continues to explore having its RED SUN, MAGIC and SPECTRUM brands produced by an alternative contract manufacturer that is a participating manufacturer to the MSA. In parallel to these efforts, in January 2013 Goodrich Tobacco applied to the Alcohol and Tobacco Tax Trade Bureau ("TTB") for a federal permit to manufacture its own tobacco products. Being a federally licensed tobacco product manufacturer is a primary requirement of becoming a participating manufacturer of the MSA. On February 26, 2013, Goodrich Tobacco applied to the NAAG to become a participating manufacturer to the MSA. Both of these measures, if approved by the TTB and NAAG, will greatly facilitate the sales and distribution potential of RED SUN and MAGIC. To facilitate Goodrich Tobacco becoming a participating manufacturer of the MSA, sales and marketing of these products have been curtailed, especially in 2012 because the more RED SUN and MAGIC that is sold while being produced by a non-participating manufacturer, the greater settlement cost Goodrich Tobacco likely has to pay to become a participating manufacturer of the MSA. The Company expects its cigarette factory start up costs to be approximately $250,000 and it plans to lease a portion of the machinery required. The costs associated with the MSA settlement are expected to be less than $40,000.

Subsequent to December 31, 2012, the Company realized net proceeds of approximately $2.125 million through the sale of preferred shares and convertible notes with a carrying value at December 31, 2012 of approximately $1.41 million were converted into common stock and warrants. While these steps significantly improved the Company's financial position, it will need additional financing or one or more significant licensing arrangements for its products in order to complete the cash requirements to fund operations and meet its obligations during 2013. There can be no assurance that the Company will be able to raise sufficient financing or obtain a significant licensing contract. The financial statements do not include any adjustments that might result from this uncertainty

MAY and NOVEMBER 2012 PRIVATE PLACEMENT	12 Months Ended
Dec. 31, 2012
MAY and NOVEMBER 2012 PRIVATE PLACEMENT [Abstract]
MAY and NOVEMBER 2012 PRIVATE PLACEMENT

NOTE 3. - MAY and NOVEMBER 2012 PRIVATE PLACEMENT

On May 15, 2012 the Company issued 1,710,833 shares of its common stock and warrants to purchase up to 1,710,833 shares of its common stock for total consideration of $1,026,500 consisting of: $786,500 in cash, cancellation by a vendor of $150,000 in accounts payable and the exchange by an employee of his 4% minority interest in Goodrich Tobacco for stock and warrants valued at $90,000 in the offering. The warrants issued have an original exercise price of $1.00 per share, a five year term and a "down round provision," which results in the warrants being classified and reported as derivative liabilities for accounting purposes, and marked to market at each balance sheet date. At the date of issuance of these warrants the value was estimated to be $1,841,000 which exceeded the total consideration received in the offering by $814,500 resulting in an immediate charge to other income and expense - warrant liability - net for this amount. This private placement constituted a "down round" for purposes of all previously issued warrants and the December 14, 2011 Convertible Notes and resulted in adjustments to the exercise price, conversion price and the number of shares issuable upon exercise or conversion of these previously issued securities. Three executive officers of the Company acquired 44,000 shares and warrants for $26,400 in cash.

On November 9, 2012 the Company issued 3,238,000 shares of its common stock and warrants to purchase up to 1,619,000 shares of its common stock for total consideration of $809,500 consisting of: $681,000 in cash, cancellation by vendors of $98,500 in accounts payable and cancellation of $30,000 in directors fees owed to two directors. The warrants issued have an original exercise price of $1.00 per share, a five year term and a "down round provision," which results in the warrants being classified and reported as derivative liabilities for accounting purposes, and marked to market at each balance sheet date. At the date of issuance of these warrants the value was estimated to be $353,747 which reduced the amount recorded to additional paid in capital. This private placement constituted a "down round" for purposes of all previously issued warrants and the December 14, 2011 Convertible Notes and resulted in adjustments to the exercise price, conversion price and the number of shares issuable upon exercise or conversion of these previously issued securities. Two executive officers of the Company acquired 1,080,000 shares and 540,000 warrants for $270,000 in cash. Two directors of the Company acquired 120,000 shares and 60,000 warrants in lieu of payment of $30,000 of director fees.

AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU")	12 Months Ended
Dec. 31, 2012
AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU") [Abstract]
AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU")

NOTE 4. - AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU")

Pursuant to the terms of an exclusive license agreement with NCSU, the Company owes NCSU approximately $873,000 as of December 31, 2012 for patent costs and license fees (as compared to $753,000 owed as of December 31, 2011). These amounts are included in accounts payable and accrued liabilities in the consolidated balance sheets. The Company was required to pay these amounts within thirty days of being invoiced and they are past due. NCSU has the right to claim interest on the balance. Management periodically communicates its plans for commercialization of products using the technology licensed from NCSU and believes its relations with NCSU are sound. As of December 31, 2012, NCSU may have had the right to terminate the exclusive license agreement, but could only do so with a 60-day prior written notice, including the opportunity to cure within this timeframe. As of December 31, 2012, patent costs associated with the exclusive license agreements that could potentially be terminated had a carrying value of approximately $700,000. Additionally, NCSU has not imposed interest charges on past due amounts invoiced to the Company and as such the Company has not recorded accrued interest or interest expense.

As of March 7, 2013, the Company was in full compliance with the NCSU license agreement. Since December 31, 2012, the Company paid NCSU $400,000 and issued a note dated February 1, 2013 for $474,893; the note is unsecured, bears interest at 5% per annum and matures the earlier of October 1, 2013 or the closing of an in licensing agreement with up front proceeds of at least $1.5 million. NCSU also agreed not to invoke any rights to terminate the Company's license agreement for nonpayment or nonperformance, if any, until October 1, 2013.

DEMAND BANK LOAN	12 Months Ended
Dec. 31, 2012
DEMAND BANK LOAN [ABSTRACT]
DEMAND BANK LOAN

NOTE 5. - DEMAND BANK LOAN

The demand loan that is among the Company's short term liabilities is payable to a commercial bank under a revolving credit agreement and is guaranteed by a shareholder of the Company. This loan had a balance of $174,925 at December 31, 2012 and 2011. The Company is required to pay interest monthly at an annual rate of 0.75% above the prime rate, or 4.00% at December 31, 2012 and 2011. The Company is current in meeting this interest payment obligation. The terms of the demand loan includes an annual "clean-up" provision, which requires the Company to repay all principal amounts outstanding for a period of 30 consecutive days every year. The Company has not complied with this requirement; however, the bank has not demanded payment. The bank has a lien on all the Company's assets.

NOTES PAYABLE	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 6. - NOTES PAYABLE

Notes payable consisted of the following as of:

	December 31,	December 31,
	2012	2011
Notes date September 15 and October 15, 2009	$-	$25,000
Note dated March 31, 2011	77,000	87,000
Note dated January 25, 2011	140,000	140,000
Note dated March 30, 2011	350,000	350,000
Notes dated March 22, 2012 and April 13, 2012	50,000	-
	617,000	602,000
Less long term portion of notes payable	-	(177,000)
Notes Payable (shown in current liabilities)	$617,000	$425,000

Notes Dated September 15 and October 15, 2009 (unsecured) - On September 15, 2009 and October 15, 2009, the Company issued two notes payable to the same related party in the amounts of $15,000 and $10,000, respectively. The notes were fully paid in June 2012 together with accrued interest at 10% since issuance.

Note Dated January 25, 2011(unsecured) - On January 25, 2011, the Company issued a note for $140,000 to a shareholder as satisfaction of the balance due for principal and interest on matured notes that were not paid in cash or converted to common stock of 22nd Century Group and warrants to purchase shares of common stock of 22nd Century Group. The note bears interest at 12% and is due on July 1, 2013 together with accrued interest.

Note Dated March 31, 2011(unsecured) - On March 31, 2011, the Company issued a note to a vendor in the original amount of $237,000 as satisfaction of past due invoices previously recorded by the Company in accounts payable. The note bears interest at an annual rate of 9%. In December 2011 the note was amended and the principal was reduced by a cash payment of $50,000 and $100,000 of the note was exchanged for $115,000 of a portion of the Convertible Notes issued December 14, 2011 so that the remaining principal balance under the note was $87,000 as of December 31, 2011. The note amendment also provided for principal payments together with accrued interest to be due as follows: $50,000 on May 1, 2012 and $37,000 on January 1, 2013, the maturity date. The Company made only $10,000 of the May 1, 2012 principal installment, leaving a remaining balance of $77,000 as of December 31, 2012. On January 18, 2013 the note was paid in full together with accrued interest.

Note Dated March 30, 2011(unsecured) - On March 30, 2011, the Company issued a note to a vendor in the amount of $350,000 as satisfaction of past due invoices previously recorded by the Company in accounts payable. The note bears interest at an annual rate of 4%. Principal and accrued interest, which were due on July 1, 2012 have not been paid as of December 31, 2012. The outstanding principal on this note was $350,000 as of December 31, 2012 and 2011. In January 2013 the Company repaid $175,000 of note principal and all accrued interest; the balance of $175,000 was replaced by a new note which is unsecured, bears interest at 5% and matures July 1, 2014 or sooner if the Company receives license revenue or financing of at least $1,500,000 prior to maturity.

Notes Dated March 22, 2012 and April 13, 2012 (secured) - On March 22, 2012 and April 13, 2012, the Company issued two notes in the amount of $25,000 each. The notes bear interest at an annual rate of 15%. Principal and accrued interest, originally due on October 1, 2012, were paid in full on January 22, 2013. As of December 31, 2012, the outstanding principal on these notes is $50,000. The notes were secured by all assets of the Company and its subsidiaries. An officer of the Company is the managing member of the lender. On January 22, 2013 both notes were paid in full together with accrued interest.

CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE NOTES [Abstract]
CONVERTIBLE NOTES

NOTE 7. - CONVERTIBLE NOTES

ISSUED DECEMBER 14, 2011

The Company issued Convertible Notes on December 14, 2011 in a negotiated sale with 24 investors in the total face amount of $1,926,250. The Convertible Notes were sold for $1,675,000 - an original issue discount (OID) of $251,250. The Convertible Notes do not bear interest and the total face amount was due December 14, 2012. The Convertible Notes can be converted, at the option of each holder, in whole or in part, into shares of the Company's common stock at an original conversion price of $0.75 per share at which time the holder shall also receive warrants equal to 120% of the number of shares of Company common stock into which such Convertible Notes have been then converted. Such warrants will have a term of five years and an exercise price of $1.50 per share of common stock. The Company can also force the investors to decide whether to convert by sending a 15-day written notice in which each investor is forced to decide whether to convert or get repaid. The Company had the right to mandatorily require the conversion of the Convertible Notes in the event the Company engaged in a subsequent financing transaction of at least $5,000,000 in shares of Company's common stock with a sale price equal to or greater than $0.80 per share or debt securities which are convertible into shares of Company common stock with a conversion price equal to or greater than $0.80 per share of common stock. Also, in the event of a subsequent financing transaction of at least $5,000,000, the note holders have "piggyback' registration rights of the common shares and warrants underlying the conversion of the Convertible Notes. The Convertible Notes contain "down round" provisions which provide for adjustments to the conversion price if the Company issues shares of common stock of 22nd Century Group at a price that is less than the exercise price. The conversion feature was not considered to be a derivative because it does not have a net cash settlement provision as a result of the limited market and trading activity for the underlying stock. To the extent the Convertible Notes are converted, the warrants issued at conversion have a "down round provision" and will be classified as derivatives for accounting purposes, which (similarly to the January 25, 2011 Warrants) means they are reported as a liability and marked to market at each balance sheet date.

The Company's common stock closed at $0.90 per share on December 14, 2011, which is greater than the portion of the conversion price under the Convertible Notes allocated to the underlying common shares. This difference is a beneficial conversion feature (BCF) which was valued at $1,062,758 at the issue date and recorded as debt discount and additional paid in capital. This BCF was amortized over the one year life of the Convertible Notes.

During the years ended December 31, 2012 and 2011, $1,284,363 and $29,645, respectively, of the debt discount was amortized and recorded as interest expense related to the OID and BCF discounts, leaving $0 of unamortized debt discount as of December 31, 2012 ($1,284,363 as of December 31, 2011).

Three of the Company's executive officers at the time of issuance acquired a portion of the Convertible Notes - with a face value of $368,000 for cash of $105,000 and conversion of $215,000 short term unsecured 12% notes issued by the Company earlier in 2011.

During the year ended December 31, 2012 notes with a face amount of $120,750 (carrying value at time of conversion of approximately $55,000, net of unamortized discount) were converted into 161,494 shares of common stock and warrants to purchase 193,793 shares of common stock. As a result of the conversion, the unamortized portion of the debt discount amounting to approximately $66,000 was immediately charged to interest and a derivative warrant liability valued at approximately $152,000 was recorded. The difference in the warrant value and debt relieved amounting to approximately $31,000 was also charged to interest expense. Included in note conversions during the year ended December 31, 2012 was a note converted by an officer with a face amount of $86,250 converted into 115,000 shares of common stock and warrants to purchase 138,000 shares of common stock.

All of the Convertible Notes issued on December 14, 2011 have been either converted or paid off in full subsequent to December 31, 2012. At December 31, 2012 notes with a total face and carrying value of $1,805,500 remained outstanding; of this amount $1,523,750 were extended, by agreement with the note holders, to April 14, 2013 at 15% interest per annum. From January 1, 2013 to February 6, 2013, $1,408,750 of the notes (together with accrued interest), with an adjusted conversion price of $0.7004 were converted into 2,035,720 shares of common stock and five-year warrants to purchase 2,662,769 shares of common stock at $1.50 per share; the Company discharged the remaining note principal of $396,750 by payment in cash of $339,250 and issuing a new note of $57,500 maturing in August 2013. A $247,250 note held by an executive officer and another note of $30,000 were discharged through payments in cash. Subsequent to this repayment, the Company issued a promissory note to the executive officer in the amount of $150,000, with 15% interest per annum and maturing on July 1, 2013. A third note of $115,000 plus interest was discharged through a payment of $58,340 in conjunction with a new note being issued for the same amount. In connection with the issuance of preferred shares in January 2013, the note holders entered into a lock-up agreement with the Company which limits their ability to sell any of the shares received as a result of the conversion of the notes and received additional warrants (five year term at $1.50 exercise price) to purchase 239,900 shares of common stock.

ISSUED AUGUST 9, 2012

The Company issued convertible notes on August 9, 2012 in a negotiated sale with 4 investors in the total face amount of $222,600. The convertible notes were sold for $210,000 - an original issue discount (OID) of $12,600. The convertible notes do not bear interest and the total face amount is due August 9, 2013 together with warrants equal to 50% of the number of shares of Company common stock into which such convertible notes could have been converted. These warrants were valued at $92,750 and represent additional debt discount and warrant liability. The convertible notes can be converted, at the option of each holder, in whole or in part, into shares of the Company's common stock at $0.60 per share at which time the holder shall also receive warrants equal to 100% of the number of shares of Company common stock into which such convertible notes have been then converted. Additional warrants issued as a result of conversion will be valued and recorded as a warrant liability at that time and will reduce the equity recorded as a result of the conversion. In the event the warrant value exceeds the amount of equity, an immediate charge to other expense will be recorded. The warrants issued upon conversion or maturity will have a term of five years and an exercise price of $1.00 per share of common stock. The conversion feature was not considered to be a derivative because it does not have a net cash settlement provision as a result of the limited market and trading activity for the underlying stock. The warrants to be issued upon conversion or maturity have a "down round provision" and will be classified as derivatives for accounting purposes, which (similarly to previously issued Warrants) means they are reported as a liability and marked to market at each balance sheet date.

The Company's common stock closed at $0.45 per share on August 9, 2012, which is greater than the portion of the conversion price under the convertible cotes allocated to the underlying common shares. This difference is a beneficial conversion feature (BCF) which was valued at $116,600 at the issue date and recorded as debt discount and additional paid in capital. This BCF is being amortized over the one year life of the convertible notes.

During the year ended December 31, 2012, $87,654 of debt discount was amortized and recorded as interest expense related to the OID, warrant and BCF discounts, leaving $134,296 of unamortized debt discount as of December 31, 2012.

The following table summarizes convertible notes and related discount.

	December 31,	December 31,
	2012	2011

Face value of all convertible notes payable through maturity	$2,028,100	$1,926,250
Less unamortized original issue discount	(63,787)	(245,582)
Less unamortized discount related to BCF	(70,509)	(1,038,782)
Convertible Notes, net of unamortized debt discount	$1,893,804	$641,886

Carrying value of December 14, 2011 Convertible Notes	$1,805,500	$641,886
Carrying value of August 9, 2012 convertible notes	$88,304	$-

DUE FROM RELATED PARTY	12 Months Ended
Dec. 31, 2012
DUE FROM RELATED PARTY [Abstract]
DUE FROM RELATED PARTY

NOTE 8. - DUE FROM RELATED PARTY

The Company has conducted transactions with a related party, Alternative Cigarettes, Inc. ("AC"). AC is entirely owned by three shareholders of the Company, including the CEO. AC shares office space and employee services with the Company. During the year ended December 31, 2011 the Company acquired its MAGIC trademark from AC for a purchase price of $22,500; other activity during the years ended December 31, 2012 and 2011 consisted mainly of repayments and advances. The net amount due from AC amounted to $36,969 as of December 31, 2012 ($15,491 as of December 31, 2011). No interest has been accrued or paid on the amount due from or to AC and there are no repayment terms.

DUE FROM OFFICERS	12 Months Ended
Dec. 31, 2012
DUE FROM OFFICERS [Abstract]
DUE FROM OFFICERS

NOTE 9. - DUE FROM OFFICERS

The amount due from officers of $3,578 at December 31, 2012 ($7,714 as of December 31, 2011) is primarily related to employee portion of FICA on restricted stock awards to be recovered from the employee.

WARRANTS FOR COMMON STOCK	12 Months Ended
Dec. 31, 2012
WARRANTS FOR COMMON STOCK [Abstract]
WARRANTS FOR COMMON STOCK

NOTE 10. - WARRANTS FOR COMMON STOCK

In connection with the January 25, 2011 Private Placement and Merger, the Company issued five year warrants ("January 25, 2011 Warrants") to purchase shares of common stock of 22nd Century Group. These warrants contain "down round" provisions which provide for adjustments to the exercise price if the Company issues common shares of stock of 22nd Century Group at a price that is less than the respective warrant exercise prices. This provision is a guarantee of value which requires that these warrants be classified as derivatives for accounting purposes which means they are reported as a liability and marked to market at each balance sheet date. As a result of the equity securities issued during 2012, the "down round provision" of the January 25, 2011 Warrants was triggered and the adjusted warrants now outstanding are: 5,482,055 with an exercise price of $2.73 per share and 3,947,232 with an exercise price of $1.39 per share. The original amount of the warrant liability related to the 5,482,055 warrants was $1,550,000 and was recorded as a reduction of equity on January 25, 2011; the original amount of the warrant liability related to the 3,947,232 warrants is $1,511,750, and, because it was recorded as a liability, the portion of proceeds from the Private Placement that was recorded as contributed capital was reduced accordingly. As a result of equity securities issued subsequent to December 31, 2012 there are 4,010,519 warrants with an exercise price of $1.37 per share and 5,615,454 warrants with an exercise price of $2.67 per share outstanding.

As a result of the equity securities issued during 2012, 193,200 warrants issued upon partial conversion of the December 14, 2011 Convertible Notes now amount to 213,638 five year warrants with an exercise price of $1.36 per share because these warrants include "down round provisions" and resulted in a derivative liability upon issuance of approximately $152,000. All 213,638 of these warrants are outstanding as of December 31, 2012. As a result of equity securities issued subsequent to December 31, 2012 there are now 236,456 warrants outstanding with an exercise price of $1.23 per share.

As a result of the equity securities issued during the second half of 2012, 1,710,833 warrants to purchase common stock issued in the May 2012 private placement now amount to 1,710,833 five year warrants with an exercise price of $0.60 per share because these warrants include "down round provisions" and resulted in a derivative liability upon issuance of approximately $1,841,000. All 1,710,833 of these warrants are outstanding as of December 31, 2012.

The convertible notes issued in August 2012 require the Company to issue at least 185,500 warrants ($1.00 per share five year term) and resulted in a derivative liability upon issuance of the notes of approximately $92,750.

All 1,619,000 warrants to purchase common stock issued in the November 2012 private placement (originally $1.00 per share five year term) are outstanding as of December 31, 2012. These warrants include "down round provisions" and resulted in a derivative liability upon issuance of approximately $353,747. As a result of equity securities issued subsequent to December 31, 2012 the exercise price of these warrants has been adjusted to $0.60 per share.

The Company estimates the value of warrant liability upon issuance of the warrants and at each balance sheet date using the binomial lattice model to allocate total enterprise value to the warrants and other securities in the Company's capital structure. Volatility was estimated based on historical observed equity volatilities and implied (forward) or expected volatilities for a sample group of guideline companies and consideration of recent market trends. The following table is a roll-forward of the warrant liability:

Fair value of warrant liability upon issuance - January 25, 2011	$3,061,750
Gain as a result of change in fair value	(2,511,750)
Fair value at December 31, 2011	550,000
Fair value of warrant liability upon partial conversion of December 14, 2011 Notes	152,100
Fair value of warrant liability upon issuance - May 15, 2012	1,841,000
Fair value of warrant liability related to minimum warrants issuable upon maturity of August 9, 2012 convertible notes	92,750
Fair value of warrant liability upon issuance - November 9, 2012	353,747
Loss as a result of change in fair value	1,183,543
Fair value at December 31, 2012	$4,173,140

The aggregate net loss on warrant liabilities for the year ended December 31, 2012 amounted to $1,183,543 and is included in other income and expense as part of "warrant liability-net" in the accompanying consolidated statement of operations. The amount for the year ended December 31, 2012 also includes a charge to other expense as a result of warrant liabilities issued in connection with the May private placement in excess of the proceeds raised in the amount of $814,500.

ASC 820 - "Fair Value Measurements and Disclosures" establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows:

·	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
·	Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.
·	Level 3 inputs are unobservable inputs based on the Company's own assumptions used to measure assets and liabilities at fair value.

A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The warrant liability is measured at fair value using certain estimated factors such as volatility and probability which are classified within Level 3 of the valuation hierarchy. Significant unobservable inputs are used in the fair value measurement of the Company's derivative warrant liabilities include volatility. Significant increases (decreases) in the volatility input would result in a significantly higher (lower) fair value measurement.

The following table summarizes the warrant activity since December 31, 2010:

Number of Warrants

Warrants outstanding at December 31, 2010	-
January 25, 2011 Warrants issued	8,668,701
Warrants exercised during 2011	-
Warrants outstanding at December 31, 2011	8,668,701
Warrants issued	3,523,033
Additional warrants due to anti-dilution provisions	780,930
Warrants exercised during 2012	-
Warrants outstanding at December 31, 2012	12,972,664

COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS [Abstract]
COMMITMENTS

NOTE 11. - COMMITMENTS

License Agreements - Under its exclusive license agreement with NCSU, the Company is required to pay minimum annual royalty payments, which are credited against running royalties on sales of licensed products. The annual minimum royalty for 2013 is $75,000, and in 2016 the annual minimum royalty increases to $225,000. The license agreement continues through the life of the last-to-expire patent, which is expected to be 2022. These minimum royalty payments are due each February following the end of the applicable calendar year and are reduced by any running royalties paid or payable for that year. The agreement also requires a milestone payment of $150,000 upon FDA approval of a product that uses the NCSU licensed technology. The Company is also responsible for reimbursing NCSU for actual third-party patent costs incurred. These costs vary from year to year and the Company has certain rights to direct the activities that result in these costs. During the year ended December 31, 2012, the costs incurred related to patent costs and patent maintenance amounted to $104,558 ($93,343 during the year ended December 31, 2011).

The Company has two other exclusive license agreements which require aggregate annual license fees of approximately $65,000, which are credited against running royalties on sales of licensed products. Each license agreement continues through the life of the last-to-expire patent.

The Company entered into a three year lease for approximately 3,800 square feet of office space in Clarence, NY, which commenced September 1, 2011. Scheduled rent remaining as of December 31, 2012 is as follows:

2013	$37,833
2014	$28,000

EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER COMMON SHARE [Abstract]
EARNINGS PER COMMON SHARE

NOTE 12. - EARNINGS PER COMMON SHARE

The following table sets forth the computation of basic and diluted earnings per common share for the year ended December 31, 2012 and 2011:

	December 31,	December 31,
	2012	2011

Net loss attributed to common shareholders	$(6,735,281)	$(1,353,903)

Denominator for basic earnings per share-weighted average shares outstanding	30,419,556	26,391,204

Effect of dilutive securities:
Warrants, restricted stock and options outstanding	-	-

Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	30,419,556	26,391,204

Income (loss) per common share - basic	$(0.22)	$(0.05)

Income (loss) per common share- diluted	$(0.22)	$(0.05)

Securities outstanding that were excluded from the computation of earnings per share for the year ended December 31, 2012 and 2011 because they would have been anti-dilutive are as follows:

	December 31,	December 31,
	2012	2011

Warrants	12,972,664	8,668,701
Convertible Debt Issued December 14, 2011 (number of shares including related warrants upon conversion of 3,061,034)	4,706,782	-
Convertible Debt Issued August 9, 2012 (number of shares including related warrants upon conversion of 371,000)	742,000	-
Restricted Stock	550,000	700,000
Options	465,000	35,000
	19,436,446	9,403,701

STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
STOCK BASED COMPENSATION [Abstract]
STOCK BASED COMPENSATION

NOTE 13. - STOCK BASED COMPENSATION

On October 21, 2010, the Company established the 2010 Equity Incentive Plan ("EIP") for officers, employees, directors, consultants and advisors to the Company and its affiliates, consisting of 4,250,000 shares of common stock. The EIP has a term of ten years and is administered by our Board of Directors ("Board") or a committee to be established by our Board (the "Administrator"), to determine the various types of incentive awards that may be granted to recipients under this plan and the number of shares of common stock to underlie each such award under the EIP. On March 30, 2011, the Company filed a Form S-8 registration statement with the SEC to register all of the shares of common stock of 22nd Century Group that it may issue under the EIP.

For year ended December 31, 2012, the Company recorded compensation expense related to restricted stock and stock option awards of $732,209 ($376,437 for the year ended December 31, 2011), which included two awards during 2012 for 550,000 restricted shares that vested immediately and were valued at the closing price on the award date.

As of December 31, 2012, unrecognized compensation expense related to non-vested restricted shares and stock options amounted to approximately $100,000, which is expected to be recognized approximately as follows: $70,000 during 2013 and $30,000 during 2014. No expense was recorded for restricted stock grants with milestone vesting not considered probable, which had a fair value at grant date of $51,000.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The following assumptions were used for the years ended December 31, 2012 and 2011:

	2012	2011
Risk-free interest rate	1.71%	3.50%
Expected dividend yield	0%	0%
Expected stock price volatility	90%	90%
Expected life of options	10 years	10 years

The Company estimated the expected volatility based on data used by peer group of public companies. The expected term was estimated using the contract life of the option. The risk-free interest rate assumption was determined using the equivalent U.S. Treasury bonds yield over the expected term. The Company has never paid any cash dividends and does not anticipate paying any cash dividends in the foreseeable future. Therefore, the Company assumed an expected dividend yield of zero.

A summary of all stock option activity since December 31, 2010 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2010	-	$-
Granted	35,000	$1.20
Forfeited	-	$-
Outstanding at December 31, 2011	35,000	$1.20
Granted	455,000	$0.65
Forfeited	(25,000)	$0.69
Outstanding at December 31, 2012	465,000	$0.69	9.33 years	$42,400

Exercisable at December 31, 2012	395,000	$0.69	9.32 years	$39,700

The weighted average grant date fair value of options issued in 2012 was $0.56 ($1.04 - 2011). The total fair value of options that vested during 2012 amounted to $242,160 ($0 - 2011).

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 14 - INCOME TAXES

The following is a summary of the components giving rise to the income tax provision (benefit) for the years ended December 31, 2012 and 2011.

The provision (benefit) for income taxes consists of the following:

	2012	2011

Current:
Federal	$-	$-
State	-	-
Total current	-
Deferred:
Federal	(1,370,382)	(1,284,145)
State	(308,039)	(288,654)
Total deferred	(1,678,421)	(1,572,799)
Change in valuation allowance	1,678,421	1,572,799
	$-	$-

The provision (benefit) for income tax varies from that which would be expected based on applying the statutory federal rate to pre-tax accounting loss as follows:

	2012	2011

Statutory federal rate	(34.0)%	(34.0)%
Permanent items	2.0	0.2
Change in tax status	0.0	(20.8)
Derivative liability	10.1	(6.1)
State tax provision, net of federal benefit	(3.0)	(4.7)
Valuation allowance	24.9	65.4

Effective tax rate (benefit) provision	0.0%	0.0%

Individual components of deferred taxes consist of the following:

Deferred tax assets:
Net operating loss carryforwards	3,684,817	$2,033,122
Derivative liability	21,725	212,773
Inventory reserve	69,120	0
Other	967	0
	3,776,629	2,245,895
Deferred tax liabilities:
Prepaid expenses	0	(6,838)
Fixed assets	(2,333)	0
Patents and trademarks	(490,882)	(180,795)
Stock-based compensation	(28,300)	(81,265)
Beneficial conversion feature of convertible debt	(27,277)	(404,198)
	(548,792)	(673,096)
Valuation allowance	(3,227,837)	(1,572,799)

Net deferred taxes	$-	$-

The Company incurred a net operating loss of approximately $9,500,000 from the Merger to December 31, 2012 and this amount is being carried forward to future years and expires in 2031 and 2032. Due to the uncertainty of the Company's ability to generate sufficient taxable income in the future before they expire, the company has recorded a valuation allowance to reduce the net deferred tax asset to zero. This NOL is included in the net deferred tax asset that has been fully offset by the valuation allowance.

As of December 31, 2012 the Company has a deferred tax liability of $27,277, which is based on the tax effect of the difference in basis between GAAP and tax purposes for the beneficial conversion feature on the convertible notes issued. This amount is originally recorded through additional paid in capital and a corresponding offsetting entry is made to the valuation allowance. Any remaining balance will be considered when the Company determines that the valuation allowance is no longer needed in its entirety.

ASC 740 provides guidance on the financial statement recognition and measurement for uncertain income tax positions that are taken or expected to be taken in a company's income tax return. The Company has no uncertain tax positions as of December 31, 2012.

The Company's federal and state tax returns for the years ended September 30, 2011 to December 31, 2012 are currently open to audit under the statutes of limitations. There are no pending audits as of December 31, 2012.

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT

NOTE 15. - SUBSEQUENT EVENTS

On January 11, 2013, the Company sold 2,500 shares of newly created Series A-1 10% Convertible Preferred Stock (the "Series A-1 Preferred Stock") and warrants for $2.5 million. Net proceeds from this issuance were $2.125 million. On February 4, 2013 the Company filed an S-1 registration statement with the Securities and Exchange Commission to register up to 27,500,000 shares issuable (i) upon conversion of Series A-1 Preferred Stock, (ii) as dividend payments on Series A-1 Preferred Stock and (iii) upon the exercise of the warrants issued with the Series A Preferred Stock.

The shares of Series A-1 Preferred Stock are initially convertible into a total of 4,166,666 shares of the Company's common stock at a conversion price of $0.60 per share (the "Conversion Price"), subject to future adjustments. The Series A-1 Preferred Stock will pay a 10.0% annual cash dividend, which may be payable in shares of our common stock in certain circumstances, and will have a liquidation preference equal to the stated value of the Series A-1 Preferred Stock of $1,000 per share plus any accrued and unpaid dividends thereon. The Series A-1 Preferred Stock has no voting rights. The Conversion Price of the Series A-1 Preferred Stock is subject to adjustment as follows:

1.	on the effective date of this registration statement, the Conversion Price will be reduced to the lesser of (1) the then Conversion Price, as adjusted and taking into consideration any prior resets, (2) the greater of $0.35 (subject to adjustment for reverse and forward stock splits and the like) and 70% of the average of the five (5) trading day volume weighted average prices, or VWAPs, immediately prior to each such effective date or (3) $0.60 (subject to adjustment for forward and reverse stock splits and the like);

2.	if on the 180th day immediately following the closing date of January 11, 2013 (the "Closing Date"), 70% of the average of the five (5) trading day VWAPs immediately prior to such date is less than the then Conversion Price, then on such 180th day the Conversion Price shall be reduced, and only reduced, to the lesser of (1) the then Conversion Price, as adjusted and taking into consideration any prior resets, (2) the greater of $0.15 (subject to adjustment for reverse and forward stock splits and the like) and 70% of the average of the five (5) trading day VWAPs immediately prior to each such 180th day immediately following the Closing Date or (3) $0.35 (subject to adjustment for forward and reverse stock splits and the like); and

3.	if all of the shares required to be registered are not registered pursuant to an effective registration statement within the 120th day anniversary of the Closing Date, then on the 180th day and 270th day following the Closing Date, the Conversion Price shall be reduced, and only reduced, to the lesser of (1) the then Conversion Price, as adjusted and taking into consideration any prior resets, (2) the greater of $0.15 (subject to adjustment for reverse and forward stock splits and the like) and 70% of the average of the five (5) trading day VWAPs immediately prior to each such date or (3) $0.35 (subject to adjustment for forward and reverse stock splits and the like).

We also issued to the Purchasers a Series A warrant (the "Series A Warrant"), a Series B warrant (the "Series B Warrant"), and a Series C warrant (the "Series C Warrant") (with the Series A Warrant, Series B Warrant and Series C Warrant being collectively referred to herein as the "Warrants"). The Series A Warrant allows the Purchasers the right to acquire, initially before any adjustments to the conversion price, up to an additional 4,166,666 shares of the Company's common stock at an exercise price of approximately $0.72 per share over a period of five (5) years. The Series A Warrant also allows for such warrant to be exercised on a cashless basis. The Series B Warrant allows the Purchasers a one-year period to exercise an overallotment option as contained in the Series B Warrant to purchase, initially before any adjustments to the conversion price, up to an additional aggregate of 2,083,334 shares of the Company's common stock at a price of $0.60 per share. The Series B Warrant may not be exercised on a cashless basis except only in certain limited circumstances. In the event the Purchasers exercise, in whole or in part the overallotment option as contained in the Series B warrant, then the Purchasers shall have the right to exercise on a pro rata basis the portion of the Series C Warrant issued to the Purchasers to acquire, initially before any adjustments to the conversion price, up to an additional aggregate of 2,083,334 shares of the Company's common stock at an exercise price of approximately $0.72 per share over a period of five (5) years. The Series C Warrant allows for such warrant to be exercised on a cashless basis.

We agreed to a covenant in conjunction with the purchase agreement executed in connection with the sale of the Series A-1 Preferred Stock and Warrants to use our commercially reasonable efforts to file with the SEC this registration statement, within thirty (30) days following. We will use our commercially reasonable efforts to cause this registration statement to be declared effective by the SEC within sixty (60) calendar days of filing with the SEC (105 days if the SEC reviews such registration statement). If (i) we are late in filing this registration statement, (ii) we fail to file with the SEC a request for acceleration in accordance with Rule 461 of the Securities Act within five trading days of our being notified by the SEC that this registration statement will not be subject to further review by the SEC, (iii) we fail to timely file a pre-effective amendment or otherwise respond in writing to comments made by the SEC in respect of this registration statement, (iv) this registration statement is late in being declared effective by the SEC, or (v) following the effective date of this registration statement, this registration statement ceases to remain continuously effective as to the registrable securities contained herein, then the holders of registrable common stock shall be entitled to monetary damages equal to two percent (2%) of the aggregate purchase price paid by such holder pursuant to the purchase agreement upon the occurrence of one of the foregoing events and for each full month thereafter until the applicable event is cured.

The Series A-1 Preferred Stock contains standard anti-dilution adjustments in the event of a stock dividend, stock split or similar corporate transaction. In addition, if, at any time while shares of Series A-1 Preferred Stock are outstanding, we sell any common stock (or securities issuable into common stock) or grant any option to purchase any common stock at an effective price per share that is lower than the then Conversion Price, which we refer to as a Diluting Issuance, then the Conversion Price shall be reduced to equal the effective price per share (as determined pursuant to the Certificate of Designation) of the Diluting Issuance. No adjustments will be made for shares of common stock or options granted to employees, officers or directors under our Equity Incentive Plan, upon conversion or exchange of any securities outstanding as of the time of the issuance of the Series A-1 Preferred Stock or in connection with certain business combinations. In the event we (i) declare dividends on our common stock, (ii) grant any right to acquire common stock or other property pro rata to all of our holders of our common stock or (iii) enter into a fundamental transaction that provides for consideration to the holders of our common stock, then the Series A-1 Preferred Stock shall have the right to participate on a pro rata as-converted basis without regard to the 9.99% beneficial ownership limitation.

We paid Chardan Capital Markets LLC a commission equal to (i) ten percent (10%) of the cash received by us and (ii) 416,666 shares of common stock. In the event the Purchasers exercise for cash any of the Warrants, then we will also pay an additional cash commission to Chardan Capital Markets LLC equal to eight percent (8%) (with no additional equity) of any such additional cash amounts received by us. After deducting fees and expenses, the aggregate net proceeds from the sale of the Series A-1 Preferred Shares and the Warrants were approximately $2.125 million. We intend to use the net proceeds for the payment of certain financial obligations and for working capital and other general corporate purposes.

All Convertible Notes issued on December 14, 2011 have been either converted or paid off in full subsequent to December 31, 2012. At December 31, 2012 notes with a total face and carrying value of $1,805,500 remained outstanding; of this amount $1,523,750 were extended, by agreement with the note holders, to April 14, 2013 at 15% interest per annum. From January 1, 2013 to February 6, 2013, $1,408,750 of the notes (together with accrued interest), with an adjusted conversion price of $0.7004 were converted into 2,035,720 shares of common stock and five-year warrants to purchase 2,662,769 shares of common stock at $1.50 per share; the Company discharged the remaining note principal of $396,750 by payment in cash of $339,500 and issuing a new note of $57,500 maturing in August 2013. A $247,250 note held by an executive officer and another note of $30,000 were discharged through payments in cash. Subsequent to this repayment, the Company issued a promissory note to the executive officer in the amount of $150,000, with 15% interest per annum and maturing on July 1, 2013. A third note of $100,000 was discharged through a payment of $58,340 in conjunction with a new note being issued for the same amount. In connection with the issuance of preferred shares in January 2013, the note holders entered into a lock-up agreement with the Company which limits their ability to sell any of the shares received as a result of the conversion of the notes and received additional warrants (five year term at $1.50 exercise price) to purchase 239,900 shares of common stock.

As of March 7, 2013, the Company was in full compliance with the NCSU license agreement. Since December 31, 2012 the Company paid NCSU $400,000 and issued a note dated February 1, 2013 for $474,893; the note is unsecured, bears interest at 5% and matures the earlier of October 1, 2013 or the closing of an in licensing agreement with up front proceeds of at least $1.5 million. NCSU also agreed to not to invoke any rights to terminate the Company's license agreement for nonpayment or nonperformance until October 1, 2013.

Effective February 25, 2013 the Company's board of directors awarded officers, employees and directors an aggregate of 890,000 restricted shares that vest immediately and stock options for 185,000 shares at an exercise price of $0.80 per share. In addition the board approved an amendment to the 2011 milestone award to an executive officer so as to provide for vesting in the case of certain events such as: a change in control of the Company, the executive officer's death or disability, termination by the Company of the executive's employment without cause (as defined in the executives employment agreement) and termination by the executive of his employment for good reason (as defined in the executives employment agreement).

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Nature of Business

Nature of Business - 22nd Century Ltd, 22nd Century Group's wholly-owned subsidiary, is a plant biotechnology company specializing in technology that allows for the level of nicotine and other nicotinic alkaloids (e.g., nornicotine, anatabine and anabasine) in tobacco plants to be decreased or increased through genetic engineering and plant breeding. The Company owns or exclusively controls 107 issued patents in 78 countries plus an additional 39 pending patent applications. Hercules Pharmaceuticals, LLC ("Hercules Pharmaceuticals") and Goodrich Tobacco Company, LLC ("Goodrich Tobacco") are subsidiaries of 22nd Century Ltd and are business units for the Company's (i) smoking cessation product and (ii) premium cigarettes and potential modified risk tobacco products, respectively.

Principles of Consolidation

Principles of Consolidation - The accompanying consolidated financial statements include the accounts of 22nd Century Group, its wholly owned subsidiary, 22nd Century Ltd, and 22nd Century Ltd's wholly owned subsidiaries, Hercules Pharmaceuticals and Goodrich Tobacco. In May 2012, 22nd Century Ltd acquired from an employee the non-controlling membership units of Goodrich Tobacco that it did not own so that Goodrich Tobacco became a wholly owned subsidiary. All intercompany accounts and transactions have been eliminated.

Reclassifications	Reclassifications - Certain items in the 2011 financial statements have been reclassified to conform to the 2012 classification.
Preferred stock authorized

Preferred stock authorized - the authorization is for "blank check" preferred stock, which could be issued with voting, liquidation, dividend and other rights superior to our common stock. Subsequent to year end, the Company designated the rights of and issued 2,500 shares of Series A-1 Preferred Stock.

Inventory

Inventory - Inventories are valued at the lower of cost or market. Cost is determined on the first-in, first-out (FIFO) method. Inventories are evaluated to determine whether any amounts are not recoverable based on slow moving or obsolete condition and are written off or reserved as appropriate. As of December 31, 2012 and 2011, the Company's inventory consisted of raw materials, mainly cigarette tobacco.

Intangible Assets

Intangible Assets - Intangible assets are recorded at cost and consist primarily of expenditures incurred with third parties related to the processing of patent claims and trademarks with government authorities. The Company also capitalized costs as a result of one of its exclusively licensed patent applications being subject to an interference proceeding invoked by the U.S. Patent and Trademark Office, which favorably resulted in the Company obtaining rights to a third party's issued patent. These capitalized costs are amortized using the straight-line method over the remaining statutory life of the Company's primary patent family, which expires in 2019 (the assets' estimated lives). Periodic maintenance or renewal fees, which are generally due on an annual basis, are expensed as incurred. Annual minimum license fees are charged to expense in the year the licenses are effective. Total patent and trademark costs capitalized and accumulated amortization amounted to $2,226,586 and $873,282, respectively, as of December 31, 2012 ($2,063,812 and $676,708, respectively, as of December 31, 2011). The estimated annual amortization expense for each of the next five years is approximately $208,000.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets - The Company reviews the carrying value of its amortizing long-lived assets whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be recoverable. The Company assesses recoverability of the asset by estimating the future undiscounted net cash flows expected to result from the asset, including eventual disposition. If the estimated future undiscounted net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and its fair value. There was no impairment loss recorded during the year ended December 31, 2012 or 2011.

Deferred Debt Issuance Costs

Deferred Debt Issuance Costs - The Company incurred costs related to a private placement of convertible notes that closed on December 14, 2011 ("Convertible Notes"). These costs were recorded in the balance sheet as a deferred charge and are being amortized over the term (including extension) of the Convertible Notes. The unamortized balance at December 31, 2012 is $4,232 ($22,405 as of December 31, 2011) is expected to be fully amortized during 2013. Amortization expense for the year ended December 31, 2012 and 2011 amounted to $18,173 and $1,095, respectively.

Income Taxes

Income Taxes - Prior to the Merger, the Company was treated as a partnership for federal and state income tax purposes. As a result, there was no entity level income tax for periods prior to the Merger because all taxable income tax deductions and tax credits were passed through to the members of the Company. Following the Merger on January 25, 2011, the Company is treated as a corporation, subject to federal and state income taxes. Accordingly, as of the Merger date the Company is required to recognize deferred tax assets and liabilities for any basis differences in its assets and liabilities between tax and GAAP reporting, and for operating loss and credit carry-forwards. The net deferred tax asset resulting from the change in tax status was approximately $300,000.

In light of the Company's history of cumulative losses management has determined that is it more likely than not that its net deferred tax asset will not be realized. Accordingly the Company established a valuation allowance to fully offset its net deferred tax asset as of December 31, 2012 and, 2011.

Stock Based Compensation

Stock Based Compensation - The Company uses a fair-value based method to determine compensation for all arrangements under which Company employees and others receive shares, options or warrants to purchase common shares of 22nd Century Group. Stock based compensation expense is recorded over the requisite service period based on estimates of probability and time of achieving milestones and vesting. For accounting purposes, the shares will be considered issued and outstanding upon vesting.

Debt Discounts

Debt Discounts - Original issue discount ("OID") is recorded equal to the difference between the cash proceeds, after allocation to warrants issued or issuable upon payment of the debt, and the face value of the debt when issued and amortized as interest expense during the term of the debt.

When the convertible feature of the conventional convertible debt is issued, the embedded conversion feature is evaluated to determine if bifurcation and derivative treatment is required and whether there is a beneficial conversion feature. When the convertible debt provides for an effective rate of conversion that is below market value, this feature is characterized as a beneficial conversion feature ("BCF"). Prior to the determination of the BCF, the proceeds from the debt instrument were first allocated between the convertible debt and any embedded or detachable free standing instruments that are included, such as common stock warrants. The proceeds allocated to any warrants are recorded as a debt discount.

For the convertible notes, bifurcation of the embedded conversion feature was not required and the Company recorded the OID and the BCF related to these convertible notes as a debt discount and recorded the convertible notes net of the discount related to both the OID and the BCF. The debt discount is amortized to interest expense over the life of the debt. In the case of any conversion prior to the maturity date there will be an unamortized amount of debt discount that relates to such conversion. The pro rata amount of unamortized discount at the time of such conversion is charged to interest expense as accelerated amortization of the discount. The fair value of warrants issued at the time of conversion is recorded as a reduction of the amount applied to the common stock issued in the conversion and to the extent that the fair value of warrants exceeds the carrying value of the debt a charge to interest expense results for such excess amount.

Other income - therapeutic grant

Other income - therapeutic grant - In 2010,22nd Century Ltd received approval of a government grant as partial support for its clinical trial for the U.S. Food and Drug Administration ("FDA"). All costs associated with this grant were charged to research and development expense and the entire grant income of $223,540 was fully recognized in 2011 and included in other income on the statement of operations.

Revenue Recognition

Revenue Recognition - The Company recognizes revenue at the point the product is shipped to a customer and title has transferred. Revenue from the sale of the Company's products is recognized net of cash discounts, sales returns and allowances. Cigarette federal excise taxes are included in net sales and accounts receivable billed to customers, except on sales of SPECTRUM research cigarettes and exported cigarettes in which such taxes do not apply.

The Company was chosen to be a subcontractor for a 5-year government contract between RTI International ("RTI") and the National Institute on Drug Abuse ("NIDA") to supply NIDA research cigarettes which includes four development stages. These government research cigarettes are distributed under the Company's mark SPECTRUM. The Company completed the four developmental stages and delivered approximately 9 million SPECTRUM research cigarettes during the year ended December 31, 2011 and recognized the related revenue of $772,990. The Company delivered an additional 2.7 million SPECTRUM research cigarettes in 2012 and recognized the related revenue of $15,683. Future revenue under this arrangement is expected to be related to the delivery of SPECTRUM and will be recognized at the point the product is shipped and title has transferred.

Derivatives

Derivatives - We do not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. We evaluate all of our financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair market value and then is revalued at each reporting date, with changes in fair value reported in the consolidated statement of operations. The methodology for valuing our outstanding warrants classified as derivative instruments utilizes a lattice model approach which includes probability weighted estimates of future events including volatility of our common stock. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within twelve months of the balance sheet date.

Research and Development	Research and Development - Research and development costs are expensed as incurred.
Loss Per Common Share

Loss Per Common Share - Basic loss per common share is computed using the weighted-average number of common shares outstanding. Diluted loss per share is computed assuming conversion of all potentially dilutive securities. Potential common shares outstanding are excluded from the computation if their effect is anti-dilutive.

Commitment and Contingency Accounting

Commitment and Contingency Accounting - The Company evaluates each commitment and/or contingency in accordance with the accounting standards, which state that if the item is more likely than not to become a direct liability, then the Company will record the liability in the financial statements. If not, the Company will disclose any material commitments or contingencies that may arise.

Use of Estimates

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments - Financial instruments include cash, receivables, accounts payable, accrued expenses, notes payable, convertible notes payable and warrant liability. Other than warrant liabilities and convertible notes payable, fair value is assumed to approximate carrying values for these financial instruments, since they are short term in nature, they are receivable or payable on demand, or had stated interest rates that approximate the interest rates available to the Company as of the reporting date. The convertible notes payable are recorded at their face amount, net of unamortized discounts for original issue discounts and beneficial conversion features. At December 31, 2011, the fair value was assumed to approximate the face value since the shares and warrants that the notes were convertible into had a value less than the face amount and the notes were short-term in nature and had rates that approximate the rates available to the Company. As of December 31, 2012, the fair value of the convertible notes with a face amount of approximately $1,750,000 had an estimated fair value of approximately $2.8 million based on the underlying value of the shares and warrants that the notes can be converted into. Since the underlying shares are trading in an active, observable market, the fair value measurement qualifies as a Level 1 input and the warrants are measured with Level 3 inputs. The determination of the fair value of the warrant liabilities is disclosed in Note 10.

NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE [Abstract]
Notes Payable

	December 31,	December 31,
	2012	2011
Notes date September 15 and October 15, 2009	$-	$25,000
Note dated March 31, 2011	77,000	87,000
Note dated January 25, 2011	140,000	140,000
Note dated March 30, 2011	350,000	350,000
Notes dated March 22, 2012 and April 13, 2012	50,000	-
	617,000	602,000
Less long term portion of notes payable	-	(177,000)
Notes Payable (shown in current liabilities)	$617,000	$425,000

CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2012
CONVERTIBLE NOTES [Abstract]
Summary of Notes and Related Discount
	December 31,	December 31,
	2012	2011

Face value of all convertible notes payable through maturity	$2,028,100	$1,926,250
Less unamortized original issue discount	(63,787)	(245,582)
Less unamortized discount related to BCF	(70,509)	(1,038,782)
Convertible Notes, net of unamortized debt discount	$1,893,804	$641,886

Carrying value of December 14, 2011 Convertible Notes	$1,805,500	$641,886
Carrying value of August 9, 2012 convertible notes	$88,304	$-

WARRANTS FOR COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2012
WARRANTS FOR COMMON STOCK [Abstract]
Roll-Forward of Warrant Liability from Intitial Valuation

Fair value of warrant liability upon issuance - January 25, 2011	$3,061,750
Gain as a result of change in fair value	(2,511,750)
Fair value at December 31, 2011	550,000
Fair value of warrant liability upon partial conversion of December 14, 2011 Notes	152,100
Fair value of warrant liability upon issuance - May 15, 2012	1,841,000
Fair value of warrant liability related to minimum warrants issuable upon maturity of August 9, 2012 convertible notes	92,750
Fair value of warrant liability upon issuance - November 9, 2012	353,747
Loss as a result of change in fair value	1,183,543
Fair value at December 31, 2012	$4,173,140

Warrant Activity

Number of Warrants

Warrants outstanding at December 31, 2010	-
January 25, 2011 Warrants issued	8,668,701
Warrants exercised during 2011	-
Warrants outstanding at December 31, 2011	8,668,701
Warrants issued	3,523,033
Additional warrants due to anti-dilution provisions	780,930
Warrants exercised during 2012	-
Warrants outstanding at December 31, 2012	12,972,664

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS [Abstract]
Scheduled Rent
2013	$37,833
2014	$28,000

EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER COMMON SHARE [Abstract]
Computation of Basic and Diluted Earnings Per Common Share

	December 31,	December 31,
	2012	2011

Net loss attributed to common shareholders	$(6,735,281)	$(1,353,903)

Denominator for basic earnings per share-weighted average shares outstanding	30,419,556	26,391,204

Effect of dilutive securities:
Warrants, restricted stock and options outstanding	-	-

Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	30,419,556	26,391,204

Income (loss) per common share - basic	$(0.22)	$(0.05)

Income (loss) per common share- diluted	$(0.22)	$(0.05)

Anti-Dilutive Securities Outstanding Excluded from Computation

	December 31,	December 31,
	2012	2011

Warrants	12,972,664	8,668,701
Convertible Debt Issued December 14, 2011 (number of shares including related warrants upon conversion of 3,061,034)	4,706,782	-
Convertible Debt Issued August 9, 2012 (number of shares including related warrants upon conversion of 371,000)	742,000	-
Restricted Stock	550,000	700,000
Options	465,000	35,000
	19,436,446	9,403,701

STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
STOCK BASED COMPENSATION [Abstract]
Schedule of Fair Value Assumptions
	2012	2011
Risk-free interest rate	1.71%	3.50%
Expected dividend yield	0%	0%
Expected stock price volatility	90%	90%
Expected life of options	10 years	10 years

Summary of All Stock Option Activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2010	-	$-
Granted	35,000	$1.20
Forfeited	-	$-
Outstanding at December 31, 2011	35,000	$1.20
Granted	455,000	$0.65
Forfeited	(25,000)	$0.69
Outstanding at December 31, 2012	465,000	$0.69	9.33 years	$42,400

Exercisable at December 31, 2012	395,000	$0.69	9.32 years	$39,700

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Provision (Benefit) for Income Taxes

	2012	2011

Current:
Federal	$-	$-
State	-	-
Total current	-
Deferred:
Federal	(1,370,382)	(1,284,145)
State	(308,039)	(288,654)
Total deferred	(1,678,421)	(1,572,799)
Change in valuation allowance	1,678,421	1,572,799
	$-	$-

Schedule of Reconciliation of Income Taxes

	2012	2011

Statutory federal rate	(34.0)%	(34.0)%
Permanent items	2.0	0.2
Change in tax status	0.0	(20.8)
Derivative liability	10.1	(6.1)
State tax provision, net of federal benefit	(3.0)	(4.7)
Valuation allowance	24.9	65.4

Effective tax rate (benefit) provision	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets:
Net operating loss carryforwards	3,684,817	$2,033,122
Derivative liability	21,725	212,773
Inventory reserve	69,120	0
Other	967	0
	3,776,629	2,245,895
Deferred tax liabilities:
Prepaid expenses	0	(6,838)
Fixed assets	(2,333)	0
Patents and trademarks	(490,882)	(180,795)
Stock-based compensation	(28,300)	(81,265)
Beneficial conversion feature of convertible debt	(27,277)	(404,198)
	(548,792)	(673,096)
Valuation allowance	(3,227,837)	(1,572,799)

Net deferred taxes	$-	$-

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	1 Months Ended				12 Months Ended				1 Months Ended	3 Months Ended		1 Months Ended
	Nov. 09, 2012	May 15, 2012	Jan. 25, 2011	Jan. 24, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Convertible Debt [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Jan. 24, 2011 Private Placement [Member]	Sep. 30, 2011 Private Placement [Member]	Jun. 30, 2011 Private Placement [Member]	Jan. 24, 2011 Private Placement [Member] Cash Expenses [Member]	Jan. 24, 2011 Private Placement [Member] Non-Cash Convertible Debt Related Expense [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Share issued to 22nd Century Limited, LLC due to merger			21,434,446
Percentage of share amounts owned by 22nd Century Limited, LLC			80.10%
Common stock issued in private placement, shares	3,238,000	1,710,833							5,434,446
Common shares issued, price per unit									$ 1
Warrants, expiration period									5 years
Warrant issued per each common share issued									0.5
Warrants, exercise price									1.5
Distribution of warrants for common stock, warrants									5,000,000
Warrants issued reclassified as derivative liability				$ 1,511,750					$ 1,550,000
Distribution of warrants for common stock, term									5 years
Distribution of warrants for common stock, exercise price						$ 3			$ 3
Conversion of shareholder note and accrued interest to common shares and warrants				614,070
Options granted as payment for equity securities					10,000				395,376
Gross cash proceed from private placement									4,425,000
Net proceeds from private placement	681,000	786,500							3,200,000
Private placement expense										167,820	167,820	1,025,000	395,376
Estimated fair value of warrants issued to placement agent									390,000
Warrants issued during the period including placement agents and advisor warrants					3,523,033	8,668,701			934,755
Reduction of debt and accrued interest obligations									614,000
Number of patents issued					107
Number of countries where company owns or has exclusive licenses					78
Number of pending patent application					39
Preferred stock, shares issued					0	0		2,500
Patent and trademark costs, gross					2,226,586	2,063,812
Patent and trademark costs, accumulated amortization					873,282	676,708
Patent and trademark costs, estimated amortization expense for year one					208,000
Patent and trademark costs, estimated amortization expense for year two					208,000
Patent and trademark costs, estimated amortization expense for year three					208,000
Patent and trademark costs, estimated amortization expense for year four					208,000
Patent and trademark costs, estimated amortization expense for year five					208,000
Deferred debt issuance costs, net					4,232	22,405
Amortization of debt issuance costs					18,173	1,095
Net deferred tax asset from change in tax status					300,000
Other income - therapeutic grant						223,540
Number of cigarettes delivered					2,700,000	9,000,000
Revenue recognized from contract					15,683	772,990
Convertible notes, face amount							1,750,000
Convertible notes, fair value							$ 2,800,000

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Inventory) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Total	$ 1,230,526	$ 678,123

LIQUIDITY AND MANAGEMENT'S PLANS (Details) (USD $)	2 Months Ended
	Mar. 07, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
LIQUIDITY AND MANAGEMENTS PLANS [Abstract]
Total current assets		$ 1,281,305	$ 971,252
Total liabilities current		4,602,948	2,873,783
Cash		188	252,249	310
Expected start up costs		250,000
MSA settlement, expected costs		40,000
Proceeds from sale of preferred shares and convertible notes	2,125,000
Convertible notes, carrying amount		$ 1,410,000

MAY and NOVEMBER 2012 PRIVATE PLACEMENT (Details) (USD $)	1 Months Ended					12 Months Ended
	Nov. 09, 2012	May 15, 2012	Nov. 09, 2012 Executive Officer [Member]	May 15, 2012 Executive Officer [Member]	Nov. 09, 2012 Director [Member]	Dec. 31, 2012 May and November 2012 [Member]	Dec. 31, 2011 May and November 2012 [Member]
Common Shares [Line Items]
Common stock issued in private placement, shares	3,238,000	1,710,833	1,080,000	44,000	120,000
Issuance of warrants to purchase common stock	1,619,000	1,710,833	540,000		60,000
Total consideration for common stock	$ 809,500	$ 1,026,500	$ 270,000	$ 26,400
Net proceeds from private placement	681,000	786,500				1,467,500
Conversion of accounts payable	98,500	150,000
Cancellation of directors fees	30,000
Minority interest in Goodrich Tobacco, percentage		4.00%
Minority interest in Goodrich Tobacco		90,000
Warrant exercise price	$ 1	$ 1
Warrants issued, value	353,747	1,841,000
Noncash consideration expense		$ 814,500
Warrant, term	5 years	5 years

AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU") (Details) (USD $)	12 Months Ended		2 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 07, 2013 Collaborative Arrangement [Member]	Dec. 31, 2012 Collaborative Arrangement [Member]	Dec. 31, 2011 Collaborative Arrangement [Member]
Accounts Payable And Accrued Liabiltities [Line Items]
Accounts payable	$ 1,410,650	$ 1,064,892		$ 873,000	$ 753,000
Number of days to pay liability after it is being invoiced				30 days
Number of days to terminate license agreement after a written notice				60 days
Patent and trademark costs, net	1,353,304	1,387,104		700,000
Payments on accounts payable			400,000
Proceeds from issuance of notes	56,000	215,000	474,893
Interest rate			5.00%
Note maturity date			Oct 1, 2013
Up front proceeds			$ 1,500,000

DEMAND BANK LOAN (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
DEMAND BANK LOAN [ABSTRACT]
Demand bank loans	$ 174,925	$ 174,925
Annual interest rate above prime rate	0.75%
Interest rate	4.00%	4.00%
Repayment of outstanding principal amount,period	30 days

NOTES PAYABLE (Notes Payable) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Notes date September 15 and October 15, 2009 [Member]	Dec. 31, 2011 Notes date September 15 and October 15, 2009 [Member]	Oct. 15, 2009 Notes date September 15 and October 15, 2009 [Member]	Sep. 15, 2009 Notes date September 15 and October 15, 2009 [Member]	Dec. 31, 2012 Note dated March 31, 2011 [Member]	Dec. 31, 2011 Note dated March 31, 2011 [Member]	Mar. 31, 2011 Note dated March 31, 2011 [Member]	Dec. 31, 2012 Note dated January 25, 2011 [Member]	Dec. 31, 2011 Note dated January 25, 2011 [Member]	Jan. 25, 2011 Note dated January 25, 2011 [Member]	Dec. 31, 2012 Note dated March 30, 2011 [Member]	Dec. 31, 2011 Note dated March 30, 2011 [Member]	Mar. 30, 2011 Note dated March 30, 2011 [Member]	Dec. 31, 2012 Notes dated March 22, 2012 and April 13, 2012 [Member]	Apr. 13, 2012 Notes dated March 22, 2012 and April 13, 2012 [Member]	Mar. 22, 2012 Notes dated March 22, 2012 and April 13, 2012 [Member]	Dec. 31, 2011 Notes dated March 22, 2012 and April 13, 2012 [Member]
Debt Instrument [Line Items]
Notes payable	$ 617,000	$ 602,000		$ 25,000	$ 10,000	$ 15,000	$ 77,000	$ 87,000	$ 237,000	$ 140,000	$ 140,000	$ 140,000	$ 350,000	$ 350,000	$ 350,000	$ 50,000	$ 25,000	$ 25,000
Less long term portion of notes payable		(177,000)
Notes payable	$ 617,000	$ 425,000

NOTES PAYABLE (Narrative) (Details) (USD $)	12 Months Ended						1 Months Ended			1 Months Ended				1 Months Ended				1 Months Ended	12 Months Ended			12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Notes date September 15 and October 15, 2009 [Member]	Dec. 31, 2011 Notes date September 15 and October 15, 2009 [Member]	Oct. 15, 2009 Notes date September 15 and October 15, 2009 [Member]	Sep. 15, 2009 Notes date September 15 and October 15, 2009 [Member]	Jan. 25, 2011 Note dated January 25, 2011 [Member]	Dec. 31, 2012 Note dated January 25, 2011 [Member]	Dec. 31, 2011 Note dated January 25, 2011 [Member]	Jan. 31, 2013 Note dated March 30, 2011 [Member]	Dec. 31, 2012 Note dated March 30, 2011 [Member]	Dec. 31, 2011 Note dated March 30, 2011 [Member]	Mar. 30, 2011 Note dated March 30, 2011 [Member]	Apr. 13, 2012 Notes dated March 22, 2012 and April 13, 2012 [Member]	Dec. 31, 2012 Notes dated March 22, 2012 and April 13, 2012 [Member]	Mar. 22, 2012 Notes dated March 22, 2012 and April 13, 2012 [Member]	Dec. 31, 2011 Notes dated March 22, 2012 and April 13, 2012 [Member]	Dec. 14, 2011 Note dated March 31, 2011 [Member]	Dec. 31, 2011 Note dated March 31, 2011 [Member]	Dec. 31, 2012 Note dated March 31, 2011 [Member]	Mar. 31, 2011 Note dated March 31, 2011 [Member]	Dec. 31, 2011 Note dated March 31, 2011 [Member] Amdendment [Member] First, Principal Payment [Member]	Dec. 31, 2012 Note dated March 31, 2011 [Member] Amdendment [Member] Second, Principal Payment [Member]	Dec. 31, 2011 Note dated March 31, 2011 [Member] Amdendment [Member] Second, Principal Payment [Member]	Jan. 31, 2013 New Note [Member]	Feb. 06, 2013 New Note [Member]
Debt Instrument [Line Items]
Notes payable	$ 617,000	$ 602,000		$ 25,000	$ 10,000	$ 15,000	$ 140,000	$ 140,000	$ 140,000		$ 350,000	$ 350,000	$ 350,000	$ 25,000	$ 50,000	$ 25,000			$ 87,000	$ 77,000	$ 237,000				$ 175,000
Notes payable interest rate					10.00%	10.00%	12.00%						4.00%	15.00%		15.00%					9.00%				5.00%
Note maturity date							Jul 1, 2013							Oct 1, 2012								May 1, 2012		Jan 1, 2013	Jul 1, 2014	Aug 1, 2013
Payments on borrowings	41,000	443,276								175,000									50,000				10,000			339,250
Repayment of notes payable with convertible notes																			100,000
Convertible notes issued in exchange for portion of Convertible Notes																		115,000
Debt instrument maturity value																						50,000		37,000
Minimum financing required prior to maturity																									$ 1,500,000

CONVERTIBLE NOTES (Narrative) (Details) (USD $)	1 Months Ended				12 Months Ended			1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended
	Nov. 09, 2012	Aug. 09, 2012	May 15, 2012	Dec. 14, 2011	Dec. 31, 2012	Dec. 31, 2011	Jan. 25, 2011	Dec. 14, 2011 Notes Due 2012 [Member]	Dec. 14, 2011 Notes Due 2012 [Member] Minimum [Member]	Aug. 09, 2012 Notes Due 2013 [Member]	Dec. 31, 2012 Notes Due 2013 [Member]	Feb. 06, 2013 Convertible Debt Issued December 14, 2011 [Member]	Dec. 31, 2012 Convertible Debt Issued December 14, 2011 [Member]	Feb. 06, 2013 New Note Two [Member]	Jan. 31, 2013 New Note [Member]	Feb. 06, 2013 New Note [Member]	Dec. 14, 2011 Officer [Member]	Dec. 31, 2012 Officer [Member]
Notes Payable [Line Items]
Number of investors								24		4
Convertible notes, face amount								$ 1,926,250		$ 222,600			$ 1,805,500	$ 150,000		$ 57,500	$ 368,000	$ 86,250
Proceeds from issuance of notes					56,000	215,000		1,675,000		210,000							105,000
Convertible notes payable unamortized, original issue discount								251,250
Note maturity date								Dec 14, 2012		Aug 9, 2013			Apr 14, 2013	Jul 1, 2013	Jul 1, 2014	Aug 1, 2013
Convertible notes conversion price per share								$ 0.75		$ 0.6						$ 0.7004
Warrants as percentage of number of shares of common stock converted								120.00%		100.00%
Warrants, expiration period								5 years		5 years		5 years		5 years		5 years
Warrants, exercise price								1.5		1		1.5		1.5		1.5
Shares of common stock that would cause noteholders additional rights									5,000,000			2,035,720
Common stock, closing price		$ 0.45		$ 0.9					$ 0.8
Debt instrument, beneficial conversion feature		116,600		1,062,758	116,600	1,062,759
Convertible note, face amount					120,750								1,523,750			396,750
Common stock issued for short term unsecured notes																	215,000
Debt instrument carrying value, net of unamortized discount					55,000
Shares of common stock issued per convertible notes					161,494											2,035,720		115,000
Warrants issued to purchase common stock					193,793							2,662,769		239,900		2,662,769		138,000
Unamortized discount on convertible notes					66,000
Fair value of warrant liability					152,000
Interest due to debt conversion					31,000
Warrant liability					4,173,140	550,000	3,061,750			92,750
Amortization of convertible debt discount					1,284,363	29,645					87,654
Unamortized debt discount					0	1,284,363					134,296
Interest rate													15.00%	15.00%	5.00%		12.00%
Conversion of accounts payable	98,500		150,000													1,408,750
Repayments of notes payable					41,000	443,276								58,340		339,250
Note one discharged																247,250
Note two discharged																30,000
Note three discharged														$ 115,000

CONVERTIBLE NOTES (Summary of Notes and Related Discount) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 14, 2011
Notes Payable [Line Items]
Face value of Convertible Notes payable through maturity	$ 2,028,100	$ 1,926,250
Convertible notes, net of unamortized discount	1,893,804	641,886
Notes Due 2012 [Member]
Notes Payable [Line Items]
Less unamortized discount			(251,250)
Convertible notes, net of unamortized discount	1,805,500	641,886
Notes Due 2013 [Member]
Notes Payable [Line Items]
Convertible notes, net of unamortized discount	88,304
Discount On Loan [Member]
Notes Payable [Line Items]
Less unamortized discount	(63,787)	(245,582)
Discount Related to BCF [Member]
Notes Payable [Line Items]
Less unamortized discount	$ (70,509)	$ (1,038,782)

DUE FROM RELATED PARTY (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
DUE FROM RELATED PARTY [Abstract]
Trademark acquired, purchase price	$ 22,500
Due from related party	$ 36,969	$ 15,491

DUE FROM OFFICERS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
DUE FROM OFFICERS [Abstract]
Due from officers	$ 3,578	$ 7,714

WARRANTS FOR COMMON STOCK (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	May 15, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 25, 2011	Dec. 31, 2010	Dec. 31, 2012 Notes Due 2013 [Member]	Dec. 31, 2012 November 9, 2012 [Member]	Mar. 07, 2013 November 9, 2012 [Member]	Dec. 31, 2012 Warrant 1 [Member]	Mar. 07, 2013 Warrant 1 [Member]	Dec. 31, 2012 Warrant 2 [Member]	Mar. 07, 2013 Warrant 2 [Member]	Dec. 31, 2012 Warrant 3 [Member]	Mar. 07, 2013 Warrant 3 [Member]	Dec. 31, 2012 Warrant 3 [Member] Notes Due 2013 [Member]
Warrant Liability [Line Items]
Warrants, expiration period						5 years	5 years						5 years		5 years
Issuance of warrants as derivative liability instruments upon conversion of note payable		$ 4,173,140	$ 550,000	$ 3,061,750		$ 92,750
Issuance of warrants as derivative liability							353,747
Warrants outstanding upon conversion of convertible notes		12,972,664	8,668,701							4,010,519		5,615,454		236,456	213,638
Warrants issued during the period							1,619,000
Warrant liability - net													1,841,000		152,000
Warrants						185,500
Warrants, exercise price						1	1	0.6	2.73	1.37	1.39	2.67	0.6	1.23	1.36
Original amount of liability related to warrant									1,550,000		1,511,750
Warrants issued to purchase common stock		193,793							5,482,055		3,947,232		1,710,833		193,200
Noncash consideration expense	814,500
Loss as a result of change in fair value		$ 1,183,543

WARRANTS FOR COMMON STOCK (Roll-Forward of Warrant Liabilitiy from Initial Valuation) (Details) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Warrant Liability [Line Items]
Fair value of warrant liability, beginning balance	$ 3,061,750	$ 550,000
Fair value of warrant liability		152,000
Gain as a result of change in fair value	(2,511,750)
Loss as a result of change in fair value		1,183,543
Fair value, ending balance	550,000	4,173,140
Upon partial conversion of December 14, 2011 Notes [Member]
Warrant Liability [Line Items]
Fair value, ending balance	152,100
Upon issuance - May 15, 2012 [Member]
Warrant Liability [Line Items]
Fair value, ending balance	1,841,000
Upon maturity of August 9, 2012 Notes [Member]
Warrant Liability [Line Items]
Fair value, ending balance	92,750
Upon issuance - November 9, 2012 [Member]
Warrant Liability [Line Items]
Fair value, ending balance	$ 353,747

WARRANTS FOR COMMON STOCK (Warrant Activity) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
WARRANTS FOR COMMON STOCK [Abstract]
Warrant outstanding beginning balance	8,668,701
Warrants issued	3,523,033	8,668,701
Additional warrants due to anti-dilution provisions	780,930
Warrants exercised
Warrant outstanding and exercisable ending balance	12,972,664	8,668,701

COMMITMENTS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long-term Purchase Commitment [Line Items]
License agreement expiration year	2022
Milestone payment upon approval of a product	$ 150,000
Patent cost and patent maintenance	104,558	93,343
Lease agreements, annual license fees	65,000
Leased office space, area in square feet	3,800
Leased office space, lease term	3 years
Fiscal Year 2013 [Member]
Long-term Purchase Commitment [Line Items]
Annual minimum royalty payments	75,000
Fiscal Year 2014 [Member]
Long-term Purchase Commitment [Line Items]
Annual minimum royalty payments	$ 225,000

COMMITMENTS (Schedule Rent) (Details) (USD $)	Dec. 31, 2012
COMMITMENTS [Abstract]
2013	$ 37,833
2014	$ 28,000

EARNINGS PER COMMON SHARE (Computation of Basic and Diluted Earnings Per Common Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
EARNINGS PER COMMON SHARE [Abstract]
Net income (loss) attributed to common shareholders	$ (6,735,281)	$ (1,353,903)
Denominator for basic earnings per share-weighted average shares outstanding	30,419,556	26,391,204
Effect of dilutive securities: Warrants, restricted stock and options outstanding
Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	30,419,556	26,391,204
Income (loss) per common share - basic	$ (0.22)	$ (0.05)
Income (loss) per common share- diluted	$ (0.22)	$ (0.05)

EARNINGS PER COMMON SHARE (Anti-Dilutive Securities Outstanding Excluded from Computation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	19,436,446	9,403,701
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	12,972,664	8,668,701
Convertible Debt Issued December 14, 2011 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	4,706,782
Debt conversion, shares issued	3,061,034
Convertible Debt Issued August 9, 2012 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	742,000
Debt conversion, shares issued	371,000
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	550,000	700,000
Options Held [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	465,000	35,000

STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Oct. 21, 2010 Equity Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for grant under EIP			4,250,000
Equity incentive plan term	10 years	10 years	10 years
Stock option expense	$ 732,209	$ 376,437
Restricted shares awarded vested immediately	550,000
Unrecognized compensation expense related to non-vested restricted shares and stock option	100,000
Unrecognized compensation expense related to non-vested stock options, fair value at grant date	51,000
Unrecognized compensation expense to be recognized in 2013	70,000
Unrecognized compensation expense to be recognized in 2014	30,000
Weighted average fair value of stock options granted	$ 0.56	$ 1.04
Fair value of options vested	$ 242,160	$ 0

STOCK BASED COMPENSATION (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
STOCK BASED COMPENSATION [Abstract]
Risk free interest rate	1.71%	3.50%
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	90.00%	90.00%
Expected life of options	10 years	10 years

STOCK BASED COMPENSATION (Summary of All Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Options
Options Outstanding, Beginning of Period	35,000
Granted	455,000	35,000
Forfeited	(25,000)
Options Outstanding, End of Period	465,000	35,000
Exercisable, End of Period	395,000
Weighted Average Exercise Price
Options Outstanding, Beginning of Period	$ 1.2	$ 0
Granted	$ 0.65	$ 1.2
Forfeited	$ 0.69	$ 0
Options Outstanding, End of Period	$ 0.69	$ 1.2
Exercisable, End of Period	$ 0.69
Weighted Average Remaining Contractual Term
Options Outstanding, Beginning of Period	9 years 3 months 29 days
Options Outstanding, end of Period	9 years 3 months 29 days
Exercisable, end of Period	9 years 3 months 26 days
Aggregate Intrinsic Value
Options Outstanding, End of Period	$ 42,400
Exercisable, End of Period	$ 39,700

INCOME TAXES (Schedule of Provision (Benefit) for Income Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal
State
Total current
Deferred:
Federal	(1,370,382)	(1,284,145)
State	(308,039)	(288,654)
Total deferred	(1,678,421)	(1,572,799)
Change in valuation allowance	1,678,421	1,572,799
Total income tax provision (benefit)

INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Statutory federal rate	(34.00%)	(34.00%)
Permanent items	2.00%	0.20%
Change in tax status	0.00%	(20.80%)
Derivative liability	10.10%	(6.10%)
State tax provision, net of federal benefit	(3.00%)	(4.70%)
Valuation allowance	24.90%	65.40%
Effective tax rate (benefit) provision	0.00%	0.00%

INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 3,684,817	$ 2,033,122
Derivative liability	21,725	212,773
Inventory reserve	69,120	0
Other	967	0
Total deferred tax assets	3,776,629	2,245,895
Deferred tax liabilities:
Prepaid expenses	0	(6,838)
Fixed assets	(2,333)	0
Patents and trademarks	(490,882)	(180,795)
Stock-based compensation	(28,300)	(81,265)
Beneficial conversion feature of convertible debt	(27,277)	(404,198)
Total deferred tax liabilities	(548,792)	(673,096)
Valuation allowance	(3,227,837)	(1,572,799)
Net deferred taxes

INCOME TAXES (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Net operating loss carry forwards	$ 9,500,000
Deferred tax liability, beneficial conversion feature	$ 27,277	$ 404,198

SUBSEQUENT EVENT (Details) (USD $)	1 Months Ended		12 Months Ended		1 Months Ended			0 Months Ended	2 Months Ended						0 Months Ended							2 Months Ended		1 Months Ended
	Nov. 09, 2012	May 15, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013 New Note [Member]	Feb. 06, 2013 New Note [Member]	Feb. 06, 2013 New Note Two [Member]	Jan. 11, 2013 Issuance Of Stock [Member]	Feb. 25, 2013 Issuance Of Stock [Member] Restricted Stock [Member]	Feb. 25, 2013 Issuance Of Stock [Member] Stock Options [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Minimum [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Minimum [Member] After 180 days [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Maximum [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Maximum [Member] After 180 days [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Series A [Member]	Feb. 04, 2013 Issuance Of Stock [Member] Series A [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Series A [Member] Minimum [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Series A [Member] Maximum [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Series B [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Series B [Member] Minimum [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Series B [Member] Maximum [Member]	Mar. 07, 2013 Issuance of Debt [Member]	Dec. 31, 2012 Issuance of Debt [Member]	Feb. 06, 2013 Issuance of Debt [Member] New Note [Member]	Feb. 06, 2013 Issuance of Debt [Member] New Note Two [Member]	Feb. 06, 2013 Issuance of Debt [Member] Loan Extension [Member]
Subsequent Event [Line Items]
Common stock issued in private placement, shares	3,238,000	1,710,833													2,500
Conversion rate															10.00%
Proceeds from warrants issued															$ 2,500,000
Net proceeds from private placement	681,000	786,500													2,125,000
Shares registered																27,500,000
Number of convertible shares															4,166,666
Conversion price						$ 0.7004					$ 0.35	$ 0.15	$ 0.6	$ 0.35												$ 0.7004
Dividend rate, percentage															10.00%
Preferred stock liquidation preference															$ 1,000
Percentage of average trading days															70.00%
Warrants, exercise price						1.5	1.5										0.6	0.72		0.6	0.72				1.5	1.5
Monetary damages percentage								2.00%
Beneficial ownership percentage								9.99%
Issuance of common stock in exchange for services rendered, shares								416,666
Commission percentage											8.00%		10.00%
Repayments of notes payable			41,000	443,276		339,250	58,340															400,000		339,500	58,340
Convertible notes, face amount						57,500	150,000															474,893	1,805,500	57,500	150,000	1,523,750
Interest rate					5.00%		15.00%															5.00%			15.00%	15.00%
Note maturity date					Jul 1, 2014	Aug 1, 2013	Jul 1, 2013															Oct 1, 2013		Aug 1, 2013	Jul 1, 2013	Apr 14, 2013
Up front proceeds																						1,500,000
Shares issued									890,000	185,000
Exercise price			$ 0.65	$ 1.2						$ 0.8
Shares issued in debt conversion																										2,035,720
Shares entitled by warrants	1,619,000	1,710,833																	2,083,334						239,900	2,662,769
Original debt amount	98,500	150,000				1,408,750																		396,750
Note one discharged						247,250																		1,408,750	100,000
Note two discharged						30,000																		247,250
Note three discharged							$ 115,000																	$ 30,000